INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2025
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Summarized financial statement information of equity method investees	Relevant financial information of the Company's equity method investee is as follows:

River Box	2025	2024
Share ownership %	49.90%	49.90%
Investment in associated companies (in thousands of $)	15,832	16,382

River Box non-current liabilities as of December 31, 2025 include $45.0 million due to SFL (December 31, 2024: $45.0 million) (See Note 24: Related Party Transactions).

River Box	Year ended December 31,
(in thousands of $)	2025	2024	2023
Equity in earnings of associated companies	2,366	2,798	2,848

Net income of River Box for the year ended December 31, 2025 includes $4.6 million of interest expense related to amounts payable to SFL (2024: $4.6 million, 2023: $4.6 million) (See Note 24: Related Party Transactions).